Distribution Date:	03/15/24	Benchmark 2018-B7 Mortgage Trust
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2018-B7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5-6
			Attention: Alan Williams		keybank_notices@keybank.com
Exchangeable Certificate Factor Detail	7
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Additional Information	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	9		Job Warshaw	(305) 695-5600
Bond / Collateral Reconciliation - Balances	10		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15	Special Servicer (DUMBO	Green Loan Services LLC
		Heights Portfolio loan)
Mortgage Loan Detail (Part 1)	16-17
			Andrew Falk		Andrew.falk@slgreen.com
Mortgage Loan Detail (Part 2)	18-19		1 Vanderbilt Avenue | New York, NY 10017 | United States
Principal Prepayment Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	21	Representations Reviewer
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	24		Bank, N.A.
Specially Serviced Loan Detail - Part 2	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27	Directing Holder	Eightfold Real Estate Capital, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	28		-
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162TAX1	3.436000%	20,240,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162TAY9	4.377000%	211,980,000.00	175,604,134.93	26,418.91	640,516.08	0.00	0.00	666,934.99	175,577,716.02	31.67%	30.00%
A-SB	08162TAZ6	4.376000%	36,078,000.00	33,913,591.07	662,457.81	123,671.56	0.00	0.00	786,129.37	33,251,133.26	31.67%	30.00%
A-3	08162TBA0	4.241000%	203,000,000.00	203,000,000.00	0.00	717,435.83	0.00	0.00	717,435.83	203,000,000.00	31.67%	30.00%
A-4	08162TBB8	4.510000%	320,279,000.00	320,279,000.00	0.00	1,203,715.24	0.00	0.00	1,203,715.24	320,279,000.00	31.67%	30.00%
A-M	08162TBD4	4.741000%	93,293,000.00	93,293,000.00	0.00	368,585.09	0.00	0.00	368,585.09	93,293,000.00	22.96%	21.75%
B	08162TBE2	4.840980%	52,300,000.00	52,300,000.00	0.00	210,986.03	0.00	0.00	210,986.03	52,300,000.00	18.08%	17.13%
C	08162TBF9	4.840980%	52,301,000.00	52,301,000.00	0.00	210,990.07	0.00	0.00	210,990.07	52,301,000.00	13.19%	12.50%
D	08162TAG8	3.000000%	32,511,000.00	32,511,000.00	0.00	81,277.50	0.00	0.00	81,277.50	32,511,000.00	10.16%	9.63%
E	08162TAJ2	3.000000%	24,030,000.00	24,030,000.00	0.00	60,075.00	0.00	0.00	60,075.00	24,030,000.00	7.92%	7.50%
F	08162TAL7	3.590980%	26,857,000.00	26,857,000.00	0.00	80,369.12	0.00	0.00	80,369.12	26,857,000.00	5.41%	5.13%
G-RR	08162TAP8	4.840980%	11,309,000.00	11,309,000.00	0.00	45,622.20	0.00	0.00	45,622.20	11,309,000.00	4.35%	4.13%
H-RR	08162TAR4	4.840980%	11,308,000.00	11,308,000.00	0.00	45,618.17	0.00	0.00	45,618.17	11,308,000.00	3.30%	3.13%
J-RR*	08162TAT0	4.840980%	35,338,680.00	35,338,679.99	0.00	48,258.12	0.00	0.00	48,258.12	35,338,679.99	0.00%	0.00%
S	08162TAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162TAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.840980%	37,090,000.17	35,162,061.73	22,594.52	138,755.96	0.00	0.00	161,350.48	35,139,467.21	0.00%	0.00%
Regular SubTotal			1,167,914,680.17	1,107,206,467.72	711,471.24	3,975,875.97	0.00	0.00	4,687,347.21	1,106,494,996.48

X-A	08162TBC6	0.404768%	884,870,000.00	826,089,726.00	0.00	278,645.85	0.00	0.00	278,645.85	825,400,849.28
X-B	08162TAA1	0.000000%	104,601,000.00	104,601,000.00	0.00	0.00	0.00	0.00	0.00	104,601,000.00
X-D	08162TAC7	1.840980%	56,541,000.00	56,541,000.00	0.00	86,742.36	0.00	0.00	86,742.36	56,541,000.00
X-F	08162TAE3	1.250000%	26,857,000.00	26,857,000.00	0.00	27,976.04	0.00	0.00	27,976.04	26,857,000.00
Notional SubTotal			1,072,869,000.00	1,014,088,726.00	0.00	393,364.25	0.00	0.00	393,364.25	1,013,399,849.28

Deal Distribution Total					711,471.24	4,369,240.22	0.00	0.00	5,080,711.46

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162TAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162TAY9	828.39954208	0.12462926	3.02158732	0.00000000	0.00000000	0.00000000	0.00000000	3.14621658	828.27491282
A-SB	08162TAZ6	940.00751344	18.36182189	3.42789401	0.00000000	0.00000000	0.00000000	0.00000000	21.78971589	921.64569156
A-3	08162TBA0	1,000.00000000	0.00000000	3.53416665	0.00000000	0.00000000	0.00000000	0.00000000	3.53416665	1,000.00000000
A-4	08162TBB8	1,000.00000000	0.00000000	3.75833333	0.00000000	0.00000000	0.00000000	0.00000000	3.75833333	1,000.00000000
A-M	08162TBD4	1,000.00000000	0.00000000	3.95083329	0.00000000	0.00000000	0.00000000	0.00000000	3.95083329	1,000.00000000
B	08162TBE2	1,000.00000000	0.00000000	4.03414971	0.00000000	0.00000000	0.00000000	0.00000000	4.03414971	1,000.00000000
C	08162TBF9	1,000.00000000	0.00000000	4.03414983	0.00000000	0.00000000	0.00000000	0.00000000	4.03414983	1,000.00000000
D	08162TAG8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162TAJ2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162TAL7	1,000.00000000	0.00000000	2.99248315	0.00000000	0.00000000	0.00000000	0.00000000	2.99248315	1,000.00000000
G-RR	08162TAP8	1,000.00000000	0.00000000	4.03414979	0.00000000	0.00000000	0.00000000	0.00000000	4.03414979	1,000.00000000
H-RR	08162TAR4	1,000.00000000	0.00000000	4.03415016	0.00000000	0.00000000	0.00000000	0.00000000	4.03415016	1,000.00000000
J-RR	08162TAT0	999.99999972	0.00000000	1.36558921	2.66856063	19.69626823	0.00000000	0.00000000	1.36558921	999.99999972
S	08162TAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162TAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	948.01999377	0.60918091	3.74106119	0.08339337	0.61551523	0.00000000	0.00000000	4.35024209	947.41081286

Notional Certificates
X-A	08162TBC6	933.57185349	0.00000000	0.31490032	0.00000000	0.00000000	0.00000000	0.00000000	0.31490032	932.79334736
X-B	08162TAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	08162TAC7	1,000.00000000	0.00000000	1.53414973	0.00000000	0.00000000	0.00000000	0.00000000	1.53414973	1,000.00000000
X-F	08162TAE3	1,000.00000000	0.00000000	1.04166660	0.00000000	0.00000000	0.00000000	0.00000000	1.04166660	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/24 - 02/29/24	30	0.00	640,516.08	0.00	640,516.08	0.00	0.00	0.00	640,516.08	0.00
A-SB	02/01/24 - 02/29/24	30	0.00	123,671.56	0.00	123,671.56	0.00	0.00	0.00	123,671.56	0.00
A-3	02/01/24 - 02/29/24	30	0.00	717,435.83	0.00	717,435.83	0.00	0.00	0.00	717,435.83	0.00
A-4	02/01/24 - 02/29/24	30	0.00	1,203,715.24	0.00	1,203,715.24	0.00	0.00	0.00	1,203,715.24	0.00
X-A	02/01/24 - 02/29/24	30	0.00	278,645.85	0.00	278,645.85	0.00	0.00	0.00	278,645.85	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	02/01/24 - 02/29/24	30	0.00	86,742.36	0.00	86,742.36	0.00	0.00	0.00	86,742.36	0.00
X-F	02/01/24 - 02/29/24	30	0.00	27,976.04	0.00	27,976.04	0.00	0.00	0.00	27,976.04	0.00
A-M	02/01/24 - 02/29/24	30	0.00	368,585.09	0.00	368,585.09	0.00	0.00	0.00	368,585.09	0.00
B	02/01/24 - 02/29/24	30	0.00	210,986.03	0.00	210,986.03	0.00	0.00	0.00	210,986.03	0.00
C	02/01/24 - 02/29/24	30	0.00	210,990.07	0.00	210,990.07	0.00	0.00	0.00	210,990.07	0.00
D	02/01/24 - 02/29/24	30	0.00	81,277.50	0.00	81,277.50	0.00	0.00	0.00	81,277.50	0.00
E	02/01/24 - 02/29/24	30	0.00	60,075.00	0.00	60,075.00	0.00	0.00	0.00	60,075.00	0.00
F	02/01/24 - 02/29/24	30	0.00	80,369.12	0.00	80,369.12	0.00	0.00	0.00	80,369.12	0.00
G-RR	02/01/24 - 02/29/24	30	0.00	45,622.20	0.00	45,622.20	0.00	0.00	0.00	45,622.20	0.00
H-RR	02/01/24 - 02/29/24	30	0.00	45,618.17	0.00	45,618.17	0.00	0.00	0.00	45,618.17	0.00
J-RR	02/01/24 - 02/29/24	30	601,736.71	142,561.53	0.00	142,561.53	94,303.41	0.00	0.00	48,258.12	696,040.12
VRR Interest	02/01/24 - 02/29/24	30	19,736.40	141,849.02	0.00	141,849.02	3,093.06	0.00	0.00	138,755.96	22,829.46
Totals			621,473.11	4,466,636.69	0.00	4,466,636.69	97,396.47	0.00	0.00	4,369,240.22	718,869.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A-1 (V2)	N/A	N/A	663,853.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-1 (V1)	N/A	N/A	663,853.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-2 (V2)	N/A	4.840980%	6,952,747.29	5,759,652.67	866.52	23,235.30	0.00	0.00	24,101.82	5,758,786.15
V-A-2 (V1)	N/A	N/A	6,952,747.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-SB (V2)	N/A	4.840980%	1,183,324.92	1,112,334.31	21,728.00	4,487.32	0.00	0.00	26,215.32	1,090,606.31
V-A-SB (V1)	N/A	N/A	1,183,324.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-3 (V2)	N/A	4.840980%	6,658,211.63	6,658,211.63	0.00	26,860.22	0.00	0.00	26,860.22	6,658,211.63
V-A-3 (V1)	N/A	N/A	6,658,211.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-4 (V2)	N/A	4.840980%	10,504,854.00	10,504,854.00	0.00	42,378.15	0.00	0.00	42,378.15	10,504,854.00
V-A-4 (V1)	N/A	N/A	10,504,854.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-M (V2)	N/A	4.840980%	3,059,923.83	3,059,923.83	0.00	12,344.19	0.00	0.00	12,344.19	3,059,923.83
V-A-M (V1)	N/A	N/A	3,059,923.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-B (V2)	N/A	4.840980%	1,715,391.47	1,715,391.47	0.00	6,920.15	0.00	0.00	6,920.15	1,715,391.47
V-B (V1)	N/A	N/A	1,715,391.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-C (V2)	N/A	4.840980%	1,715,424.27	1,715,424.27	0.00	6,920.28	0.00	0.00	6,920.28	1,715,424.27
V-C (V1)	N/A	N/A	1,715,424.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-D (V2)	N/A	4.840980%	1,066,330.63	1,066,330.63	0.00	4,301.74	0.00	0.00	4,301.74	1,066,330.63
V-D (V1)	N/A	N/A	1,066,330.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-E (V2)	N/A	4.840980%	788,161.70	788,161.70	0.00	3,179.56	0.00	0.00	3,179.56	788,161.70
V-E (V1)	N/A	N/A	788,161.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-F (V2)	N/A	4.840980%	880,884.68	880,884.68	0.00	3,553.62	0.00	0.00	3,553.62	880,884.68
V-F (V1)	N/A	N/A	880,884.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-G (V2)	N/A	4.840980%	370,924.71	370,924.71	0.00	1,496.37	0.00	0.00	1,496.37	370,924.71
V-G (V1)	N/A	N/A	370,924.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-H (V2)	N/A	4.840980%	370,891.91	370,891.91	0.00	1,496.23	0.00	0.00	1,496.23	370,891.91
V-H (V1)	N/A	N/A	370,891.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-J (V2)	N/A	4.840980%	1,159,075.91	1,159,075.91	0.00	1,582.82	0.00	0.00	1,582.82	1,159,075.91
V-J (V1)	N/A	N/A	1,159,075.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			74,180,000.34	35,162,061.72	22,594.52	138,755.95	0.00	0.00	161,350.47	35,139,467.20
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-J	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	BCC2I7UZ1	4.840980%	37,090,000.17	35,162,061.73	22,594.52	138,755.96	0.00	0.00	161,350.48	35,139,467.21
Exchangeable Certificates Total			37,090,000.17	35,162,061.73	22,594.52	138,755.96	0.00	0.00	161,350.48	35,139,467.21

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A1	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A2	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-ASB	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A3	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A4	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-AM	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-G	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-H	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-J	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	BCC2I7UZ1	948.01999377	0.60918091	3.74106119	0.08339337	0.61551523	0.00000000	0.00000000	4.35024209	947.41081286

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	5,080,711.46
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,336,727.32	Master Servicing Fee	6,382.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,714.11
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	446.42
ARD Interest	0.00	Operating Advisor Fee	1,862.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	144,315.12
Total Interest Collected	4,481,042.44	Total Fees	14,405.72

Principal		Expenses/Reimbursements
Scheduled Principal	711,471.24	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	36,319.76
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	59,121.43
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,955.28
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	711,471.24	Total Expenses/Reimbursements	97,396.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,369,240.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	711,471.24
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,080,711.46
Total Funds Collected	5,192,513.68	Total Funds Distributed	5,192,513.65

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,107,206,467.72	1,107,206,467.72	Beginning Certificate Balance	1,107,206,467.72
(-) Scheduled Principal Collections	711,471.24	711,471.24	(-) Principal Distributions	711,471.24
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,106,494,996.48	1,106,494,996.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,107,329,884.49	1,107,329,884.49	Ending Certificate Balance	1,106,494,996.48
Ending Actual Collateral Balance	1,106,696,399.11	1,106,696,399.11

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	25,179,131.37	2.28%	55	5.3150	NAP	Defeased	1	25,179,131.37	2.28%	55	5.3150	NAP
	7,499,999 or less	12	58,258,437.45	5.27%	55	5.1855	1.733575	1.44 or less	17	383,384,806.75	34.65%	26	4.8837	1.027875
7,500,000 to 14,999,999		8	77,716,951.80	7.02%	55	4.9705	1.136495	1.45 to 1.49	2	46,083,547.10	4.16%	55	5.0249	1.458073
15,000,000 to 24,999,999		11	210,722,396.45	19.04%	50	5.0987	2.201139	1.50 to 1.74	9	142,063,464.35	12.84%	55	5.0781	1.653767
25,000,000 to 49,999,999		12	454,218,079.41	41.05%	43	5.0282	1.587600	1.75 to 1.99	5	103,812,704.65	9.38%	56	5.1526	1.919594
	50,000,000 or greater	5	280,400,000.00	25.34%	37	4.2565	2.053552	2.00 to 2.49	8	233,579,917.80	21.11%	53	4.7059	2.232000
	Totals	49	1,106,494,996.48	100.00%	45	4.8568	1.789703	2.50 to 3.49	6	150,199,153.94	13.57%	55	4.4108	2.971088
								3.50 and greater	1	22,192,270.52	2.01%	55	5.3300	3.920000
								Totals	49	1,106,494,996.48	100.00%	45	4.8568	1.789703
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	25,179,131.37	2.28%	55	5.3150	NAP
							Defeased	1	25,179,131.37	2.28%	55	5.3150	NAP
Alabama	2	5,399,467.26	0.49%	54	5.1100	2.100000
							Industrial	67	75,095,240.65	6.79%	46	5.2630	1.450385
Arizona	18	83,856,795.56	7.58%	51	4.9035	1.937891
							Lodging	7	188,263,890.80	17.01%	55	5.2083	2.052555
California	9	188,993,483.92	17.08%	55	4.8394	2.187783
							Mixed Use	3	26,816,157.50	2.42%	55	4.9322	1.177300
Colorado	1	50,000,000.00	4.52%	56	4.3500	2.890000
							Multi-Family	14	35,506,903.64	3.21%	56	5.0221	1.677912
Connecticut	1	37,202,762.64	3.36%	56	5.0500	1.460000
							Office	105	417,053,070.84	37.69%	29	4.5819	1.638381
Delaware	2	67,110,428.62	6.07%	39	5.1310	1.705078
							Retail	16	308,529,536.84	27.88%	55	4.8271	2.007613
Florida	49	86,576,096.66	7.82%	43	4.6155	1.801524
							Self Storage	7	26,937,540.58	2.43%	54	5.1304	2.038681
Illinois	3	64,815,000.00	5.86%	13	4.7735	1.443571
							Totals	220	1,106,494,996.48	100.00%	45	4.8568	1.789703
Indiana	1	32,154,010.11	2.91%	56	5.6050	0.920000

Kansas	1	25,000,000.00	2.26%	52	4.7000	2.490000

Kentucky	1	6,649,020.08	0.60%	55	5.1000	1.320000

Louisiana	1	8,300,000.00	0.75%	55	5.0800	0.950000

Maryland	1	13,984,953.08	1.26%	55	4.9550	1.100000

Massachusetts	1	19,800,000.00	1.79%	55	4.6270	2.730000

Michigan	12	26,599,151.10	2.40%	56	4.9306	1.765576

Minnesota	20	9,955,516.15	0.90%	23	5.3280	1.336235

New Jersey	8	45,426,893.31	4.11%	55	5.6954	1.878105

New York	8	181,350,000.00	16.39%	27	4.3570	1.279655

North Carolina	3	6,882,376.46	0.62%	55	5.1900	1.860000

Ohio	2	8,468,796.53	0.77%	55	5.0900	1.680000

Pennsylvania	71	56,498,957.06	5.11%	38	5.3163	1.697287

Texas	3	50,744,037.36	4.59%	55	4.9804	2.208522

Virginia	1	2,434,594.95	0.22%	55	5.3300	1.410000

Totals	220	1,106,494,996.48	100.00%	45	4.8568	1.789703

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	25,179,131.37	2.28%	55	5.3150	NAP	Defeased	1	25,179,131.37	2.28%	55	5.3150	NAP
	4.2499% or less	4	220,400,000.00	19.92%	31	4.0889	1.988730	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	50,000,000.00	4.52%	56	4.3500	2.890000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	103,156,000.00	9.32%	28	4.6565	1.972731	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	12	200,327,566.86	18.10%	55	4.8575	1.548508	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	27	507,432,298.25	45.86%	48	5.2580	1.682112	49 months or greater	48	1,081,315,865.11	97.72%	44	4.8461	1.803434
	Totals	49	1,106,494,996.48	100.00%	45	4.8568	1.789703	Totals	49	1,106,494,996.48	100.00%	45	4.8568	1.789703
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	25,179,131.37	2.28%	55	5.3150	NAP	Defeased	1	25,179,131.37	2.28%	55	5.3150	NAP
	61 months or less	48	1,081,315,865.11	97.72%	44	4.8461	1.803434	Interest Only	22	652,271,000.00	58.95%	39	4.6177	1.761295
	62 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	429,044,865.11	38.78%	53	5.1934	1.867497
	Totals	49	1,106,494,996.48	100.00%	45	4.8568	1.789703	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	1,106,494,996.48	100.00%	45	4.8568	1.789703
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	25,179,131.37	2.28%	55	5.3150	NAP			No outstanding loans in this group
Underwriter's Information		1	3,113,524.28	0.28%	56	4.9670	1.920000
	12 months or less	46	1,053,202,340.83	95.18%	44	4.8493	1.786792
	13 months to 24 months	1	25,000,000.00	2.26%	52	4.7000	2.490000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,106,494,996.48	100.00%	45	4.8568	1.789703
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10196718	1	OF	Brooklyn	NY	Actual/360	4.050%	261,000.00	0.00	0.00	N/A	09/06/23	--	80,000,000.00	80,000,000.00	08/06/23
2	10196723	1	OF	Sunnyvale	CA	Actual/360	4.131%	167,718.03	0.00	0.00	N/A	10/06/28	--	50,400,000.00	50,400,000.00	03/06/24
3	10196724	1	RT	Aventura	FL	Actual/360	4.121%	165,994.79	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	03/01/24
4	10196725	1	RT	Vail	CO	Actual/360	4.350%	175,208.33	0.00	0.00	N/A	11/06/28	--	50,000,000.00	50,000,000.00	03/06/24
5	10196727	1	OF	Various	AZ	Actual/360	4.755%	191,520.83	0.00	0.00	N/A	10/06/28	--	50,000,000.00	50,000,000.00	03/06/24
6	10196731	1	RT	Newark	DE	Actual/360	5.090%	200,255.17	65,489.21	0.00	N/A	11/01/28	--	48,839,415.85	48,773,926.64	03/01/24
7	10196732	1	OF	New York	NY	Actual/360	4.910%	181,942.78	0.00	0.00	N/A	10/06/28	--	46,000,000.00	46,000,000.00	03/06/24
8	10196734	1	LO	Venice Beach	CA	Actual/360	5.130%	185,962.50	0.00	0.00	N/A	10/06/28	--	45,000,000.00	45,000,000.00	03/06/24
9	10191204	1	OF	Chicago	IL	Actual/360	4.627%	160,287.99	0.00	0.00	N/A	07/01/23	07/01/26	43,000,000.00	43,000,000.00	03/01/24
10	10192528	1	Various Various		Various	Actual/360	5.372%	173,097.78	0.00	0.00	N/A	07/01/23	07/01/25	40,000,000.00	40,000,000.00	03/01/24
11	10196735	1	OF	New York	NY	Actual/360	4.073%	131,241.11	0.00	0.00	N/A	06/01/28	--	40,000,000.00	40,000,000.00	03/01/24
12	10196736	1	LO	Philadelphia	PA	Actual/360	5.312%	157,876.71	64,543.32	0.00	N/A	11/06/28	--	36,894,745.22	36,830,201.90	03/06/24
13	10196737	1	IN	Shelton	CT	Actual/360	5.050%	151,571.87	56,282.53	0.00	N/A	11/01/28	--	37,259,045.17	37,202,762.64	03/01/24
14	10196738	1	RT	Canutillo	TX	30/360	5.103%	139,847.57	55,680.72	0.00	N/A	10/06/28	--	32,885,965.54	32,830,284.82	03/06/24
15	10195913	1	RT	Indianapolis	IN	Actual/360	5.605%	145,408.74	50,700.40	0.00	N/A	11/06/28	--	32,204,710.51	32,154,010.11	11/06/23
16	10196739	1	LO	Edgewater	NJ	Actual/360	5.592%	123,758.90	46,592.76	0.00	N/A	10/06/28	--	27,473,486.06	27,426,893.30	03/06/24
17	10196740	1	OF	Irvine	CA	Actual/360	5.315%	107,940.83	31,688.62	0.00	N/A	10/06/28	--	25,210,819.99	25,179,131.37	03/06/24
18	10195317	1	OF	Overland Park	KS	Actual/360	4.700%	94,652.78	0.00	0.00	N/A	07/01/28	--	25,000,000.00	25,000,000.00	03/01/24
19	10196741	1	LO	Tempe	AZ	Actual/360	5.110%	94,483.41	41,407.69	0.00	N/A	10/06/28	--	22,952,983.25	22,911,575.56	03/06/24
20	10196742	1	LO	Carmel	CA	Actual/360	5.330%	95,442.16	36,606.92	0.00	N/A	10/06/28	--	22,228,877.44	22,192,270.52	03/06/24
21	10196743	1	MF	Ann Arbor	MI	Actual/360	4.967%	73,567.86	0.00	0.00	N/A	11/01/28	--	18,386,475.72	18,386,475.72	03/01/24
21B	10243973	1				Actual/360	4.967%	12,457.82	0.00	0.00	N/A	11/01/28	--	3,113,524.28	3,113,524.28	03/01/24
22	10196744	1	LO	Huntington Beach	CA	Actual/360	4.820%	77,465.16	32,968.58	0.00	N/A	11/01/28	--	19,950,965.02	19,917,996.44	03/01/24
23	10196745	1	SS	Various	Various	Actual/360	5.110%	82,679.92	30,381.48	0.00	N/A	09/06/28	--	20,085,545.60	20,055,164.12	03/06/24
24	10196746	1	RT	Chicopee	MA	Actual/360	4.627%	73,800.65	0.00	0.00	N/A	10/01/28	--	19,800,000.00	19,800,000.00	03/01/24
25	10195607	1	OF	Wilmington	DE	Actual/360	5.240%	77,515.59	27,285.46	0.00	N/A	09/06/23	--	18,363,787.44	18,336,501.98	02/06/24
26	10196747	1	OF	Novato	CA	Actual/360	5.155%	75,954.71	24,297.64	0.00	N/A	11/06/28	--	18,290,709.75	18,266,412.11	03/06/24
27	10196748	1	Various Various		NJ	Actual/360	5.853%	84,868.50	0.00	0.00	N/A	10/06/28	--	18,000,000.00	18,000,000.00	03/06/24

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						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	10196749	1	RT	Chicago	IL	Actual/360	5.130%	72,318.75	0.00	0.00	N/A	10/06/28	--	17,500,000.00	17,500,000.00	03/06/24
30	10196751	1	RT	San Antonio	TX	Actual/360	4.705%	58,201.37	0.00	0.00	N/A	11/01/28	--	15,356,000.00	15,356,000.00	03/01/24
31	10196752	1	LO	Frederick	MD	Actual/360	4.955%	55,907.28	21,533.56	0.00	N/A	10/06/28	--	14,006,486.64	13,984,953.08	03/06/24
32	10196753	1	MU	Malibu	CA	Actual/360	4.828%	49,587.58	0.00	0.00	N/A	09/06/28	--	12,750,000.00	12,750,000.00	03/06/24
34	10196755	1	IN	Various	OH	Actual/360	5.090%	34,787.34	15,344.80	0.00	N/A	10/06/28	--	8,484,141.33	8,468,796.53	03/06/24
35	10196756	1	OF	Fresno	CA	Actual/360	4.920%	35,249.66	13,157.16	0.00	N/A	07/06/28	--	8,893,941.62	8,880,784.46	03/06/24
36	10196757	1	RT	New York	NY	Actual/360	4.792%	34,742.00	0.00	0.00	N/A	10/01/28	--	9,000,000.00	9,000,000.00	03/01/24
37	10196758	1	MF	Essexville	MI	Actual/360	4.849%	32,139.80	15,347.01	0.00	N/A	10/06/28	--	8,228,022.39	8,212,675.38	03/06/24
38	10196759	1	RT	Fort Myers	FL	Actual/360	5.360%	35,120.31	14,141.98	0.00	N/A	11/06/28	--	8,133,884.33	8,119,742.35	03/06/24
39	10196760	1	MU	New Orleans	LA	Actual/360	5.080%	33,965.44	0.00	0.00	N/A	10/06/28	--	8,300,000.00	8,300,000.00	03/06/24
41	10196762	1	RT	San Diego	CA	Actual/360	5.360%	32,279.02	10,207.75	0.00	N/A	11/06/28	--	7,475,841.84	7,465,634.09	03/06/24
42	10196763	1	SS	Various	NC	Actual/360	5.190%	28,825.54	12,311.46	0.00	N/A	10/06/28	--	6,894,687.91	6,882,376.45	03/06/24
43	10196764	1	RT	Florence	KY	Actual/360	5.100%	27,360.13	10,646.35	0.00	N/A	10/06/28	--	6,659,666.43	6,649,020.08	03/06/24
44	10196765	1	MF	Brooklyn	NY	Actual/360	5.390%	27,571.35	0.00	0.00	N/A	10/06/28	--	6,350,000.00	6,350,000.00	03/06/24
45	10196766	1	MU	Tempe	AZ	Actual/360	4.950%	23,024.19	7,934.47	0.00	N/A	10/06/28	--	5,774,091.97	5,766,157.50	03/06/24
46	10196767	1	IN	Lester Prairie	MN	Actual/360	5.280%	20,292.87	7,410.29	0.00	N/A	11/06/28	--	4,771,051.44	4,763,641.15	03/06/24
47	10196768	1	RT	Sugar Grove	IL	Actual/360	4.783%	16,625.58	0.00	0.00	N/A	10/06/28	--	4,315,000.00	4,315,000.00	03/06/24
48	10196769	1	RT	San Marcos	CA	Actual/360	5.300%	17,616.83	5,872.56	0.00	N/A	10/06/28	--	4,126,258.86	4,120,386.30	03/06/24
49	10196770	1	OF	Winter Garden	FL	Actual/360	5.383%	16,677.83	5,740.97	0.00	N/A	10/06/28	--	3,846,091.08	3,840,350.11	03/06/24
50	10196771	1	MF	Marble Falls	TX	Actual/360	5.060%	10,441.51	3,881.60	0.00	N/A	10/06/28	--	2,561,634.14	2,557,752.54	03/06/24
51	10196772	1	RT	Richmond	VA	Actual/360	5.330%	10,470.45	4,015.95	0.00	N/A	10/06/28	--	2,438,610.90	2,434,594.95	03/06/24
Totals								4,336,727.32	711,471.24	0.00				1,107,206,467.72	1,106,494,996.48
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	27,185,663.80	18,774,138.25	01/01/23	09/30/23	12/11/23	0.00	0.00	260,046.87	1,913,620.45	0.20	0.00
2	1	36,957,195.38	27,694,408.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	142,125,035.00	116,592,086.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	8,926,506.04	9,099,609.33	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	14,782,717.97	14,552,802.58	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,463,202.67	3,757,416.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	2,825,882.33	3,419,955.68	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	5,400,816.11	3,159,805.20	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	40,642,110.43	42,752,220.23	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	3,470,798.29	2,350,484.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	23,725,482.00	17,907,114.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	5,659,778.56	5,873,824.12	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	3,786,152.16	3,741,428.95	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	6,982.75	0.00
14	1	10,076,153.10	11,148,555.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	3,523,860.63	1,431,462.58	01/01/23	06/30/23	03/11/24	8,051,177.63	36,319.76	159,438.12	744,931.73	26,086.80	0.00
16	1	3,552,381.40	4,708,434.48	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	10,651,421.13	10,728,967.40	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	11,417,987.00	11,757,957.03	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	5,063,848.18	4,931,480.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,973,892.66	1,700,667.30	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21B	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	3,820,446.36	3,679,164.30	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	2,666,454.64	2,902,815.95	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	2,741,773.97	2,031,886.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	3,811,827.19	3,951,988.02	04/01/22	03/31/23	02/12/24	0.00	0.00	104,565.99	104,565.99	0.00	0.00
26	1	1,511,405.25	1,524,499.09	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	10,938,675.00	4,518,941.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1	1,637,851.52	1,595,000.04	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,891,929.68	1,933,543.33	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,251,452.81	1,222,302.97	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	293,604.56	277,064.19	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,094,170.55	1,095,251.08	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	831,729.13	654,621.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	294,110.28	334,854.56	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,035,411.02	1,146,231.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	0.00	770,715.13	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	398,209.93	309,607.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	430,508.73	490,840.17	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	922,744.14	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	564,849.88	627,929.77	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	462,291.39	466,887.55	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	887,678.36	971,274.18	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	587,159.00	595,966.41	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	5,206.44	0.00
47	1	686,935.92	683,901.13	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	469,829.18	505,529.31	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	266,261.42	310,526.56	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	330,997.31	222,589.84	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	246,399.96	246,399.96	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		405,362,847.88	350,075,893.02				8,051,177.63	36,319.76	524,050.97	2,763,118.17	38,276.19	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	0	0.00	1	32,154,010.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.856810%	4.840676%	45
02/16/24	0	0.00	1	32,204,710.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.857032%	4.840897%	46
01/18/24	0	0.00	0	0.00	1	32,244,230.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.857212%	4.841076%	47
12/15/23	0	0.00	0	0.00	1	32,283,543.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.857391%	4.841254%	48
11/17/23	0	0.00	1	32,328,127.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.857590%	4.839575%	49
10/17/23	1	32,366,999.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.857751%	4.841612%	50
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	43,000,000.00	0	0.00	1	7,409,700.28	4.857929%	4.841879%	51
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.860225%	4.844101%	51
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	1	11,106,806.85	4.860384%	4.844259%	52
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.867149%	4.851049%	53
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.867311%	4.851209%	54
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	17,400,000.00	4.867490%	4.851470%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10196718	08/06/23	6	5	260,046.87	1,913,620.45	257,975.48	80,000,000.00	09/06/23	13
15	10195913	11/06/23	3	3	159,438.12	744,931.73	145,043.11	32,328,127.27	08/09/23	2
25	10195607	02/06/24	0	5	104,565.99	104,565.99	0.00	18,363,787.44	07/21/23	4
Totals					524,050.97	2,763,118.17	403,018.59	130,691,914.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		98,336,502	0	98,336,502		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		40,000,000	40,000,000	0		0
25 - 36 Months		43,000,000	43,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		925,158,495	893,004,484	32,154,010		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	1,106,494,996	994,340,986	0	0	112,154,010	0
Feb-24	1,107,206,468	995,001,757	0	32,204,711	80,000,000	0
Jan-24	1,107,792,257	977,162,398	0	18,385,628	112,244,231	0
Dec-23	1,108,375,426	977,684,511	0	0	130,690,915	0
Nov-23	1,109,017,472	996,689,345	0	32,328,127	80,000,000	0
Oct-23	1,109,525,693	978,705,470	32,366,999	0	98,453,223	0
Sep-23	1,110,076,740	1,011,599,400	0	0	98,477,340	0
Aug-23	1,117,994,426	1,074,994,426	0	0	43,000,000	0
Jul-23	1,118,500,132	1,075,500,132	0	0	43,000,000	0
Jun-23	1,130,179,490	1,130,179,490	0	0	0	0
May-23	1,130,695,180	1,130,695,180	0	0	0	0
Apr-23	1,131,262,980	1,131,262,980	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	10196718	80,000,000.00	80,000,000.00	255,000,000.00	11/22/23	18,774,138.25	0.99000	--	09/06/23	I/O
15	10195913	32,154,010.11	32,328,127.27	52,600,000.00	07/23/18	1,431,462.58	1.04000	--	11/06/28	295
25	10195607	18,336,501.98	18,363,787.44	51,930,000.00	09/09/23	3,951,988.02	1.32000	--	09/06/23	295
27	10196748	18,000,000.00	18,000,000.00	166,800,000.00	09/09/21	4,518,941.00	1.64000	--	10/06/28	I/O
Totals		148,490,512.09	148,691,914.71	526,330,000.00		28,676,529.85

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	10196718	OF	NY	09/06/23	13
"	3/11/2024

Green Loan Services was appointed replacement special servicer on 11/9/2023. Special Servicer is currently evaluating options regarding in accordance with the PSA and servicing standard. Negotiations with Borrower are ongoing.
"

15	10195913	RT	IN	08/09/23	2
"	3/11/2024

The Loan transferred to Special Servicing on 8/9/2023 for imminent default due to cash flow issues. At the time of transfer, Borrower was not in compliance with the requirements set forth in the Cash Management Agreement and

Deposit Account. A Notice of Default and Reservation of Rights were sent to Borrower on 7/11/2023. On 8/29/23, a Receiver was appointed over Borrower pursuant to the entry of an Emergency Motion for Appointment of Receiver filed in favor of Plaintiffs (Lien claimant s: Circle City Outdoors, Dream Construction, Indy Asphalt, and Styner LLC). The collateral consists of a 279K SF anchored retail strip center located in Indianapolis, IN built from 1983 to 1985, and renovated in 2005.

The center sits on a 30.35-acre site and is adjacent to Castleton Square Mall. The top three tenants include Floor and Decor (72K SF/25% NRA), Dave & Buster's (35K SF/12.5% NRA), and REI (11.9K SF/4% NRA). Of note, the prior

T-2/Haverty Furniture (47K SF/17% NRA) vacated at LXP on 10/31/22. As of 6/30/23, the Annualized NOI/DSCR/Occ. at the Property is $2.86MM/1.04x/75.8%. Lender’s counsel was retained and the Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.
"

25	10195607	OF	DE	07/21/23	4
"	3/11/2024

This Loan transferred to SS on 7/21/2023 as a result of Imminent Monetary Default. The Loan is secured by a 12-building Class B office portfolio totaling 358,176 square feet located at 3511 Silverside Road in Wilmington, DE.

The approaching maturity date of 9/6/2023 prompted the Borrower seeking but not obtaining refinancing. As a result, the Borrower is requesting a 24-month maturity extension. Counsel was engaged and a default notice was sent due to the loan maturity. The PNA was executed. Special Servicer and Borrower are in negotiations on the terms of the maturity extension. The post-maturity principal and interest continues to be paid monthly. Anticipate resolution in 2Q2024.

"

27	10196748	Various	NJ	12/01/22	98
"	3/11/2024

2/29/2024: Collateral is a 641k sf office and industrial portfolio in NJ. Loan transferred for monetary defaults other than monthly payments. Lender has sent a notice of default and is reviewing next steps.

"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
		Pre-Modification			Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
8	10196734	1	0.00	5.13000%	0.00	5.13000%	8	11/11/21	02/19/21	11/11/21
9	10191204	1	0.00	4.62740%	0.00	4.62740%	1	08/07/23	08/07/23	09/01/23
10	10192528	1	0.00	5.37200%	0.00	5.37200%	1	07/01/23	07/01/23	07/01/23
16	10196739	1	0.00	5.59200%	0.00	5.59200%	8	11/11/21	07/08/21	11/11/21
32	10196753	1	0.00	4.82800%	0.00	4.82800%	8	06/11/21	04/05/21	06/11/21
36	10196757	1	0.00	4.79200%	0.00	4.79200%	8	03/01/22	03/01/22	04/11/22
Totals			0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	45,312.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	1,955.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	6,485.67	0.00	0.00	36,319.76	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,698.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,625.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	59,121.43	0.00	1,955.28	36,319.76	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		97,396.47

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Supplemental Notes
None

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